Fair Value Measurements - Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Financial Liabilities
Carrying value	$ 68,208	$ 48,709
Estimated fair value	174,861	140,541
Financial liabilities	174,861	140,541
July 2024 Notes [Member]
Financial Liabilities
Carrying value	36,998	17,965
Estimated fair value	34,187	21,390
Financial liabilities	34,187	21,390
September 2024 Notes [Member]
Financial Liabilities
Carrying value	15,750	5,636
Estimated fair value	78,563	77,245
Financial liabilities	78,563	77,245
September 2025 Notes [Member]
Financial Liabilities
Carrying value	4,218
Estimated fair value	25,090
Financial liabilities	25,090
Level 1 [Member]
Financial Liabilities
Financial liabilities
Level 1 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Level 1 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Level 1 [Member] | September 2025 Notes [Member]
Financial Liabilities
Financial liabilities
Level 2 [Member]
Financial Liabilities
Financial liabilities
Level 2 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Level 2 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Level 2 [Member] | September 2025 Notes [Member]
Financial Liabilities
Financial liabilities
Level 3 [Member]
Financial Liabilities
Financial liabilities	174,861	140,541
Level 3 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities	34,187	21,390
Level 3 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities	78,563	77,245
Level 3 [Member] | September 2025 Notes [Member]
Financial Liabilities
Financial liabilities	25,090
Related Party [Member] | July 2024 Notes [Member]
Financial Liabilities
Carrying value	8,155	24,632
Estimated fair value	22,042	33,323
Financial liabilities	22,042	33,323
Related Party [Member] | September 2024 Notes [Member]
Financial Liabilities
Carrying value	1,714	476
Estimated fair value	8,729	8,583
Financial liabilities	8,729	8,583
Related Party [Member] | July 2025 Note [Member]
Financial Liabilities
Carrying value	1,373
Estimated fair value	6,250
Financial liabilities	6,250
Related Party [Member] | Level 1 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 1 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 1 [Member] | July 2025 Note [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 2 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 2 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 2 [Member] | July 2025 Note [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 3 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities	22,042	33,323
Related Party [Member] | Level 3 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities	8,729	$ 8,583
Related Party [Member] | Level 3 [Member] | July 2025 Note [Member]
Financial Liabilities
Financial liabilities	$ 6,250